SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	$ 11,913,096	$ 15,250,751
Additions other than through business combinations, intangible assets other than goodwill	298,657	492,900
Purchase of intangible assets of acquistions	3,700,000
Acquisitions through business combinations, intangible assets other than goodwill	80,000
Amortisation, intangible assets other than goodwill	(2,033,901)	(2,046,418)
Writtenoff intangible assets other than goodwill	(86,118)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(4,108,642)	(1,784,137)
Intangible assets other than goodwill at end of period	9,763,092	11,913,096
Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	306,139
Intangible assets other than goodwill at end of period	17,218	306,139
Film library [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	2,442,390
Intangible assets other than goodwill at end of period		2,442,390
Customer list [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	1,668,046
Intangible assets other than goodwill at end of period		1,668,046
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	69,621
Intangible assets other than goodwill at end of period		69,621
Gross carrying amount [member] | Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	3,402,006	2,909,106
Additions other than through business combinations, intangible assets other than goodwill	298,657	492,900
Purchase of intangible assets of acquistions
Acquisitions through business combinations, intangible assets other than goodwill
Amortisation, intangible assets other than goodwill
Writtenoff intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	3,700,663	3,402,006
Gross carrying amount [member] | Trade names, trademarks, domain names, and licenses [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	7,426,900	7,632,945
Additions other than through business combinations, intangible assets other than goodwill
Purchase of intangible assets of acquistions	3,700,000
Acquisitions through business combinations, intangible assets other than goodwill	80,000
Amortisation, intangible assets other than goodwill	(1,720)	(11,514)
Writtenoff intangible assets other than goodwill	(86,118)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(1,373,188)	(194,531)
Intangible assets other than goodwill at end of period	9,745,874	7,426,900
Gross carrying amount [member] | Film library [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	2,442,390	3,923,530
Additions other than through business combinations, intangible assets other than goodwill
Purchase of intangible assets of acquistions
Acquisitions through business combinations, intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(541,175)	(541,176)
Writtenoff intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(1,901,215)	(939,964)
Intangible assets other than goodwill at end of period		2,442,390
Gross carrying amount [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	1,668,046	3,150,000
Additions other than through business combinations, intangible assets other than goodwill
Purchase of intangible assets of acquistions
Acquisitions through business combinations, intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(840,000)	(840,000)
Writtenoff intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(828,046)	(641,954)
Intangible assets other than goodwill at end of period		1,668,046
Gross carrying amount [member] | Customer relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	69,621	145,309
Additions other than through business combinations, intangible assets other than goodwill
Purchase of intangible assets of acquistions
Acquisitions through business combinations, intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(63,428)	(68,000)
Writtenoff intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(6,193)	(7,688)
Intangible assets other than goodwill at end of period		69,621
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Intangible assets other than goodwill at beginning of period	(3,095,867)	(2,510,139)
Additions other than through business combinations, intangible assets other than goodwill
Purchase of intangible assets of acquistions
Acquisitions through business combinations, intangible assets other than goodwill
Amortisation, intangible assets other than goodwill	(587,578)	(585,728)
Writtenoff intangible assets other than goodwill
Impairment loss recognised in profit or loss, intangible assets other than goodwill
Intangible assets other than goodwill at end of period	$ (3,683,445)	$ (3,095,867)